CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY- STATEMENTS OF OPERATIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Condensed Income Statements, Captions [Line Items]
Loss before income tax expense	$ (196,657)	$ (166)	$ (110)
Income tax benefit	(729)	0	0
Reportable legal entities | Parent
Condensed Income Statements, Captions [Line Items]
Share of loss of subsidiaries and VIEs	(196,579)	(166)	(110)
Loss before income tax expense	(196,579)	(166)	(110)
Net loss	$ (196,579)	$ (166)	$ (110)